Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Small Company Fund), Class A)	0 Months Ended
Dec. 28, 2012
(Oppenheimer International Small Company Fund) | Class A
Bar Chart Table:
Annual Return 2002	(8.17%)
Annual Return 2003	85.05%
Annual Return 2004	29.88%
Annual Return 2005	33.67%
Annual Return 2006	36.53%
Annual Return 2007	21.42%
Annual Return 2008	(65.97%)
Annual Return 2009	121.67%
Annual Return 2010	37.19%
Annual Return 2011	(20.44%)